Convertible Preferred Stock	9 Months Ended
Sep. 30, 2015
Convertible Preferred Stock
Convertible Preferred Stock

7. CONVERTIBLE PREFERRED STOCK

In March 2015, the Company issued and sold an aggregate of 41,666,667 shares of Series D convertible preferred stock for aggregate consideration of $50,000, comprised of $45,000 in cash and conversion of $5,000 in Bridge Notes. The accrued interest on the convertible notes was waived.

Concurrently with the issuance of the Series D Preferred Stock, the Company amended and restated its Articles of Incorporation (the "Amended Articles"). The Company made certain amendments to the terms of the Series A, Series B, and Series C Preferred Stock (together, the "Prior Preferred Stock"). Prior to the adoption of the Amended Articles, the Series A, Series B, and Series C Preferred Stock accrued dividends at a rate of 4.5%, 8.0% and 8.0% per annum, respectively, per share. All accrued and unpaid dividends on the Prior Preferred Stock were automatically cancelled and forfeited and the Prior Preferred Stock no longer accrued dividends. Prior to the cancellation and forfeiture of accrued dividends, the Prior Preferred Stock had accrued dividends of $622 during 2015. The holders of outstanding shares of Prior Preferred Stock were entitled to receive dividends, when, as and if declared by the Board of Directors. The mandatory conversion for all series of Prior Preferred Stock was modified so as to occur upon an initial public offering with gross proceeds in excess of $50,000. The amendments to the Prior Preferred Stock were treated as an extinguishment which resulted in a gain on extinguishment of $31,806. The gain on extinguishment was added to net loss to arrive at income available to common shareholders in the calculation of earnings per share. During the nine months ended September 30, 2015, total accrued dividends and accretion for preferred stock was $24,572.

In connection with the closing of the IPO, all of the Company's outstanding convertible preferred stock automatically converted to common stock in May 2015, resulting in an additional 12,591,456 shares of common stock of the Company becoming outstanding.